Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Leases	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Information Leases [Line Items]
Cash payments leases	$ 104	$ 159	$ 132
Weighted average remaining lease term	53 years
Percentage of right of use assets value	92.00%
Cash payments leases-financing activities	$ 65	59	35
Cash payments leases-operating activities	39	100	97
Undiscounted cash flows	0	3
Undiscounted cash flows receivable	2	3	$ 3
Gain loss on derecoginition of leases	30
System Fund impairment charge	(32)
Undiscounted rent payable amount	3,505	$ 3,857
Americas [member] | Reportable segments [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets	43
System Fund impairment charge	$ 32
Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Description of extended lease term	20-year
Period over which management has projected cash flows	five-year
Growth rate used to extrapolate cash flow projections	8.80%
Right-of-use assets [member] | EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment loss	$ 5
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	8
Undiscounted rent payable amount	$ 288
SVC Portfolio [Member]
Disclosure Of Information Leases [Line Items]
Gain loss on derecoginition of leases	$ 30
Lease Period Extension [member]
Disclosure Of Information Leases [Line Items]
Number of leases having extension option not included in calculation | Leases	1
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	99 years